The Advisors'
Inner Circle Fund

--------------------------------------------------------------------------------

Commerce Capital Government Money Market Fund
Administration Class Shares Prospectus
December 11, 2002

[LOGO] COMMERCE CAPITAL MARKETS

Investment Adviser
Commerce Capital Markets, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

The Commerce Capital Government Money Market Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Administration Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND.............................    1
MORE INFORMATION ABOUT RISK...............................................    4
MORE INFORMATION ABOUT FUND INVESTMENTS...................................    4
INVESTMENT ADVISER........................................................    4
PURCHASING AND SELLING FUND SHARES........................................    5
DISTRIBUTION OF FUND SHARES...............................................    9
DIVIDENDS AND DISTRIBUTIONS...............................................    9
TAXES.....................................................................   10
HOW TO OBTAIN MORE INFORMATION ABOUT THE COMMERCE CAPITAL FUNDS....  BACK COVER

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

FUND SUMMARY
--------------------------------------------------------------------------------

      INVESTMENT GOAL

      High current income to the extent consistent with the preservation of capital and the maintenance of liquidity

      INVESTMENT FOCUS

      U.S. Treasury and government agency securities, and repurchase agreements involving these securities

      PRINCIPAL INVESTMENT STRATEGY

      Attempt to increase income without adding undue risk by analyzing yields

      INVESTOR PROFILE

      Conservative investors seeking current income through a liquid investment

INVESTMENT STRATEGY
--------------------------------------------------------------------------------

      The Commerce Capital Government Money Market Fund invests primarily in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements involving these securities. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING
--------------------------------------------------------------------------------

      An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

      Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

      A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      The Commerce Capital Government Money Market Fund is new, and therefore does not have a full calendar year of performance.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD ADMINISTRATION CLASS SHARES OF THE FUND.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  ADMINISTRATION
                                                                   CLASS SHARES
      --------------------------------------------------------------------------
      Investment Advisory Fees                                         0.50%
      --------------------------------------------------------------------------
      Distribution and Service (12b-1) Fees                            0.25%
      --------------------------------------------------------------------------
      Other Expenses                                                   0.13%*
      --------------------------------------------------------------------------
      Total Annual Fund Operating Expenses                             0.88%**

      *     Other Expenses are estimated.

      ** The Fund's total actual operating expenses for the fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of its fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

               Commerce Capital Government Money Market Fund    0.75%

      For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

      EXAMPLE

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

      The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                         1 YEAR      3 YEARS
      --------------------------------------------------------------------------
      Administration Class Shares                         $90         $281

MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

      The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

      The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

      In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a limited extent, in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goals.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

      The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

      The Board of Trustees of the Fund supervises the adviser and establishes policies that the adviser must follow in its management activities.

      Commerce Capital Markets, Inc. (the "Adviser"), a wholly owned non-banking subsidiary of Commerce Bank, N.A., serves as the adviser to the Fund. The Adviser was formed in 1981 and is a professional investment management firm registered with the SEC. As of September 30, 2002, the Adviser had approximately $127 million in assets under management. The Adviser is entitled to receive an annual fee of 0.50% as a percentage of the Commerce Capital Government Money Market Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

      This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------

      You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

HOW TO INVEST IN THE FUND
--------------------------------------------------------------------------------

      Shares of the Fund may be purchased by check, ACH or wire transfer.

            CHECKS: For all accounts, the check must be made payable to "Commerce Capital Government Money Market Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check or third party check).

            ACH TRANSFERS: Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

            WIRES: Instruct your financial institution to make a Federal Funds wire payment to Forum Shareholder Services, LLC for further credit to the Commerce Capital Government Money Market Fund. Wire instructions are listed below. Your financial institution may charge you a fee for this service.

      CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

      WRITE TO:

      Forum Shareholder Services, LLC
      Attn: Commerce Capital Funds
      P.O. Box 446
      Portland, ME 04112

      WIRE INSTRUCTIONS:

      Deutsche Bank Trust Company Americas
      New York, New York
      ABA# 021001033
      For Credit To:
      Forum Shareholder Services, LLC
      Account #014-65-547
      Commerce Capital Government Money Market Fund -
      Administration Shares
      (Account Registration)
      (Account Number)

      TO PURCHASE OR SELL FUND SHARES BY TELEPHONE:

      Call 1-866-733-4544

GENERAL INFORMATION
--------------------------------------------------------------------------------

      You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

      The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Funds or their operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

      The price per share (the offering price) will be the next net asset value per share (NAV) next determined after the Fund receives your purchase order.

HOW THE FUND CALCULATES NAV

      The Fund calculates NAV once each Business Day at 1:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 1:00 p.m., Eastern time.

      NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

      In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES
--------------------------------------------------------------------------------

      To purchase shares for the first time, you must invest at least $1,000 in a Fund. Your subsequent investments in the Fund must be made in amounts of at least $100. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES
--------------------------------------------------------------------------------

      You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Transfer Agent or your financial institution. The Transfer Agent or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

      If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

      The sale price of each share will be the next NAV determined after the Fund receives your request.

      WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $100.

      SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

      o     Written requests to redeem $100,000 or more

      o     Changes to a shareholder's record name

      o Redemptions from an account for which the address or account registration has changed within the last 30 days

      o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

      o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

      o Adding or changing: ACH transfer or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

RECEIVING YOUR MONEY
--------------------------------------------------------------------------------

      Normally, the Fund will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND
--------------------------------------------------------------------------------

      The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
--------------------------------------------------------------------------------

      If your account balance drops below $1,000 you may be required to sell your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
--------------------------------------------------------------------------------

      The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

      The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its Administration Class shares, and for services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Administration Class Shares of the Funds, the maximum distribution fee is 0.25% of the average daily net assets of the Commerce Capital Government Money Market Fund.

      The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

      The Fund declares dividends daily and distributes net investment income monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

      Shareholders automatically receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES
--------------------------------------------------------------------------------

      PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

      The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

      Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

      The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

      More information about taxes is in the Statement of Additional
      Information.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER

Commerce Capital Markets, Inc.
One Commerce Square
2005 Market Street, Suite 200
Philadelphia, PA 19103

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 11, 2002, includes detailed information about The Advisors' Inner Circle Fund and the Commerce Capital Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-866-733-4544

BY MAIL: Write to us
Commerce Capital Funds
P.O. Box 446
Portland, ME 04112

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

The Advisors'
Inner Circle Fund

--------------------------------------------------------------------------------

Commerce Capital Treasury Obligations
    Money Market Fund
Service Class Shares Prospectus
December 11, 2002

[LOGO] COMMERCE CAPITAL MARKETS

Investment Adviser:
Commerce Capital Markets, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

The Commerce Capital Treasury Obligations Money Market Fund (Funds) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Service (S) Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND...................    1
MORE INFORMATION ABOUT RISK...............................................    4
MORE INFORMATION ABOUT FUND INVESTMENTS...................................    4
INVESTMENT ADVISER........................................................    4
PURCHASING AND SELLING FUND SHARES........................................    5
DISTRIBUTION OF FUND SHARES...............................................    9
DIVIDENDS AND DISTRIBUTIONS...............................................    9
TAXES.....................................................................   10
HOW TO OBTAIN MORE INFORMATION ABOUT THE COMMERCE CAPITAL FUNDS...   BACK COVER

COMMERCE CAPITAL TREASURY OBLIGATIONS
MONEY MARKET FUND

FUND SUMMARY
--------------------------------------------------------------------------------

      INVESTMENT GOAL

      High current income to the extent consistent with the preservation of capital and the maintenance of liquidity

      INVESTMENT FOCUS

      U.S. Treasury securities and repurchase agreements involving these securities

      PRINCIPAL INVESTMENT STRATEGY

      Attempt to increase income without adding undue risk by analyzing yields

      INVESTOR PROFILE

      Conservative investors seeking current income through a liquid investment

INVESTMENT STRATEGY
--------------------------------------------------------------------------------

      The Commerce Capital Treasury Obligations Money Market Fund invests primarily in U.S. Treasury obligations and repurchase agreements involving these securities. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING
--------------------------------------------------------------------------------

      An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

      Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

      A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      The Commerce Capital Treasury Obligations Money Market Fund is new and, therefore, does not have a full calendar year of performance.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD S CLASS SHARES OF THE FUND.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  S CLASS SHARES
      --------------------------------------------------------------------------
      Investment Advisory Fees                                         0.30%
      --------------------------------------------------------------------------
      Distribution and Service (12b-1) Fees                            0.50%
      --------------------------------------------------------------------------
      Other Expenses                                                   0.13%*
      --------------------------------------------------------------------------
      Total Annual Fund Operating Expenses                             0.93%**
      --------------------------------------------------------------------------
      Fee Waivers and Expense Reimbursements                          (0.20%)
      --------------------------------------------------------------------------
      Net Expenses                                                     0.73%

      *     Other Expenses are estimated.

      ** The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.73% for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser."

      EXAMPLE

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

      The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR         3 YEARS
      --------------------------------------------------------------------------
      S CLASS SHARES                                    $75           $233

MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

      The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

      The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

      In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a limited extent, in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goals.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

      The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

      The Board of Trustees of the Fund supervises the adviser and establishes policies that the adviser must follow in its management activities.

      Commerce Capital Markets, Inc. (Adviser), a wholly owned non-banking subsidiary of Commerce Bank, N.A., serves as the adviser to the Fund. The Adviser was formed in 1981 and is a professional investment management firm registered with the SEC. As of September 30, 2002, the Adviser had approximately $127 million in assets under management. The Adviser is entitled to receive an annual fee of 0.30% as a percentage of the Commerce Capital Treasury Obligations Money Market Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

      This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------

      You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

HOW TO INVEST IN THE FUND
--------------------------------------------------------------------------------

      Shares of the Fund may be purchased by check, ACH or wire transfer.

            CHECKS: For all accounts, the check must be made payable to "Commerce Capital Treasury Obligations Money Market Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check or third party check).

            ACH TRANSFERS: Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

            WIRES: Instruct your financial institution to make a Federal Funds wire payment to Forum Shareholder Services, LLC for further credit to the Commerce Capital Treasury Obligations Money Market Fund. Wire instructions are listed below. Your financial institution may charge you a fee for this service.

      CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

      WRITE TO:

      Forum Shareholder Services, LLC
      Attn: Commerce Capital Funds
      P.O. Box 446
      Portland, ME 04112

      WIRE INSTRUCTIONS:

      Deutsche Bank Trust Company Americas
      New York, New York
      ABA# 021001033
      For Credit To:
      Forum Shareholder Services, LLC
      Account #014-65-547
      Commerce Capital Treasury Obligations Money Market Fund - S Shares (Account Registration)
      (Account Number)

      TO PURCHASE OR SELL FUND SHARES BY TELEPHONE:

      Call 1-866-733-4544

GENERAL INFORMATION
--------------------------------------------------------------------------------

      You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

      The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

      The price per share (the offering price) will be the next net asset value per share (NAV) next determined after the Fund receives your purchase order.

HOW THE FUND CALCULATES NAV

      The Fund calculates NAV once each Business Day at 1:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 1:00 p.m., Eastern time.

      NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

      In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES
--------------------------------------------------------------------------------

      To purchase shares for the first time, you must invest at least $1,000 in a Fund. Your subsequent investments in the Fund must be made in amounts of at least $100. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES
--------------------------------------------------------------------------------

      You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Transfer Agent or your financial institution. The Transfer Agent or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

      If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

      The sale price of each share will be the next NAV determined after the Fund receives your request.

      WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $100.

      SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

      o     Written requests to redeem $100,000 or more

      o     Changes to a shareholder's record name

      o Redemptions from an account for which the address or account registration has changed within the last 30 days

      o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

      o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

      o Adding or changing: ACH transfer or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

RECEIVING YOUR MONEY
--------------------------------------------------------------------------------

      Normally, the Fund will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND
--------------------------------------------------------------------------------

      The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
--------------------------------------------------------------------------------

      If your account balance drops below $1,000 you may be required to sell your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
--------------------------------------------------------------------------------

      The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

      The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its S Class shares, and for services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For S Class Shares of the Fund, the maximum distribution fee is 0.50% of the average daily net assets of the Commerce Capital Treasury Obligations Money Market Fund.

      The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

      The Fund declares dividends daily and distributes net investment income monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

      Shareholders automatically receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES
--------------------------------------------------------------------------------

      PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

      The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

      Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

      The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

      More information about taxes is in the Statement of Additional
      Information.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER

Commerce Capital Markets, Inc.
One Commerce Square
2005 Market Street, Suite 200
Philadelphia, PA 19103

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 11, 2002, includes detailed information about The Advisors' Inner Circle Fund and the Commerce Capital Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-866-733-4544

BY MAIL: Write to
Commerce Capital Funds
P.O. Box 446
Portland, ME 04112

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE ADVISORS' INNER CIRCLE FUND
               SEPTEMBER 9, 2002 AS SUPPLEMENTED DECEMBER 11, 2002

                               INVESTMENT ADVISER:
                         COMMERCE CAPITAL MARKETS, INC.

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Funds") and should be read in conjunction with the Funds' prospectuses dated September 9, 2002 and December 11, 2002 respectively. This SAI relates to the following series of the Trust:

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
             COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-866-733-4544.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE TRUST .............................................................      S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES .......      S-1
DESCRIPTION OF PERMITTED INVESTMENTS ..................................      S-2
INVESTMENT LIMITATIONS ................................................      S-5
THE ADVISER ...........................................................      S-7
THE ADMINISTRATOR .....................................................      S-7
THE DISTRIBUTOR .......................................................      S-8
THE TRANSFER AGENT ....................................................      S-9
THE CUSTODIAN .........................................................      S-9
INDEPENDENT PUBLIC ACCOUNTANTS ........................................      S-9
LEGAL COUNSEL .........................................................      S-9
TRUSTEES AND OFFICERS OF THE TRUST ....................................      S-9
PERFORMANCE INFORMATION ...............................................     S-13
COMPUTATION OF YIELD ..................................................     S-14
CALCULATION OF TOTAL RETURN ...........................................     S-14
PURCHASING AND REDEEMING SHARES .......................................     S-15
DETERMINATION OF NET ASSET VALUE ......................................     S-15
TAXES .................................................................     S-15
FUND TRANSACTIONS .....................................................     S-17
DESCRIPTION OF SHARES .................................................     S-19
SHAREHOLDER LIABILITY .................................................     S-19
LIMITATION OF TRUSTEES' LIABILITY .....................................     S-19
CODE OF ETHICS ........................................................     S-19
APPENDIX ..............................................................      A-1

THE TRUST

This Statement of Additional Information relates to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The Funds are separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor." All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in some or all of the following classes: Institutional Class Shares, Administration Class Shares and Service Class Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. For more information on shareholder servicing and distribution expenses, see the "Distributor." The Funds are currently offered in the following classes of shares:

-----------------------------------------------------------------------------------------------------
                FUND                         INSTITUTIONAL (I)   ADMINISTRATION     SERVICE (S) CLASS
                                                   CLASS              CLASS
-----------------------------------------------------------------------------------------------------
Government Money Market Fund                         X                  X
-----------------------------------------------------------------------------------------------------
Treasury Obligations Money Market Fund                                                       X
-----------------------------------------------------------------------------------------------------

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Funds fail to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of each Fund is high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund's investment objective is fundamental and cannot be changed without the consent of shareholders. There is no assurance that either Fund will achieve its investment objective. Although each Fund seeks to maintain a constant net asset value of $1.00 per share, it is possible to lose money by investing in the Funds. Each Fund is classified as "diversified" investment companies under the Investment Company Act of 1940 ("1940 Act").

INVESTMENT STRATEGIES. In seeking its investment objective, the Government Money Market Fund will invest primarily in (i) U.S. Treasury Obligations and Stripped Government Securities; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; and (iii) repurchase agreements with respect to the foregoing.

In seeking its investment objective, the Treasury Obligations Money Market Fund will invest primarily in (i) bills, notes and bonds issued by the United States Treasury ("U.S. Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); and (ii) repurchase agreements with respect to the foregoing.

The Funds may invest in securities that pay interest on a variable or floating rate basis. The Funds may also invest in shares of registered money market funds. In addition, the Funds may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments. The Funds will not invest more than 10% of its net assets in illiquid securities. The Funds reserve the right to enter into reverse repurchase agreements and engage in securities lending.

The Funds will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the U.S. Securities and Exchange Commission ("SEC"). These regulations impose certain quality, maturity and diversification restraints on investments by a money market fund. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements. The Funds invest only in first tier securities.

DESCRIPTION OF PERMITTED INVESTMENTS

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Funds' illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Funds may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Funds. Under the supervision of Trust's Board of Trustees, the Adviser determines the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Funds will not invest more than 15% of its net assets in illiquid securities.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a person (E.G., the Funds) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor and required to return the underlying security to the seller's estate.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which the Funds sell securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time the Funds enter into a reverse repurchase agreement, the Funds will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Funds under the 1940 Act.

SECURITIES OF OTHER INVESTMENT COMPANIES - Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. The Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Funds own more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

SECURITIES LENDING - The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, the Funds may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Funds must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Funds must be able to terminate the loan on demand; (iv) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Funds may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Funds' administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Funds must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Funds' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

STANDBY COMMITMENTS AND PUTS - The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds would limit their put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Funds would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Funds and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Funds could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Funds. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Funds could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Funds, the Funds could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Funds will not exceed 1/2 of 1% of the value of the total assets of the Funds calculated immediately after any such put is acquired.

STRIPPED GOVERNMENT SECURITIES - The Funds may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Funds before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Funds generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Funds may dispose of a when-issued security or forward commitment prior to settlement if they deem appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of the Funds' outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Funds' shares present at a meeting, if more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (ii) more than 50% of the Funds' outstanding shares, whichever is less.

The Funds may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Funds would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Funds on the last day of each fiscal quarter. This restriction applies to 75% of the Funds' assets.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Funds to purchase securities or require the Funds to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Funds have borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Funds may (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
      (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.

No Fund may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Funds may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Funds may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. With respect to the Government Money Market Fund, change its policy to invest at least 80% of its net assets in U.S. Treasury and U.S. Government agency securities, and repurchase agreements involving these securities, without 60 days' written notice to shareholders.

6. With respect to the Treasury Obligations Money Market Fund, change its policy to invest at least 80% of its net assets in U.S. Treasury securities, and repurchase agreements involving these securities, without 60 days' written notice to shareholders.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER

GENERAL. Commerce Capital Markets, Inc. (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was formed in 1981. The Adviser is wholly owned non-bank subsidiary of Commerce Bank, N.A. The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 200, Philadelphia, PA 19103. As of June 30, 2002, the Adviser had discretionary management authority with respect to approximately $31 million of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Government Money Market Fund and an annual rate of 0.30% of the average daily net assets of the Treasury Obligations Money Market Fund. The Adviser has voluntarily agreed to waive a portion of its fees and/or reimburse certain expenses of the Government Money Market Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than 0.50% (exclusive of any distribution or shareholder service fees) of the average daily net assets of the Fund. The Adviser reserves the right to terminate this voluntary waiver or any reimbursements for this Fund at any time. The Adviser has contractually agreed to waive a portion of its fee and/or reimburse certain expenses of the Treasury Obligations Money Market Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than 0.73% (exclusive of any distribution or shareholder service fees) of the average daily net assets of the Fund for a period of one year from the date of the prospectus.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, Chartwell Dividend & Income Fund, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, The Japan Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and Turner Funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Trust shall pay the Administrator compensation for services rendered at an annual rate of 0.07% of the Funds' average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

o ADMINISTRATION CLASS SHARES. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Administration Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act.

o SERVICE CLASS SHARES. Under the Plan, the Distributor, or designated Service Providers, may receive up to 0.50% of each Fund's assets attributable to Service Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act.

o DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

      Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

THE TRANSFER AGENT

Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE CUSTODIAN

First Union National Bank, 123 Broad Street, Philadelphia, PA 19109 acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLC serves as the independent public accountants of the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional 44 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993) -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee (Since 1993) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Funds' overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's profitability from its Fund-related operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------------
  NAME         DOLLAR RANGE OF FUND SHARES (FUND)*    AGGREGATE DOLLAR RANGE OF SHARES
                                                              (ALL FUNDS)*
--------------------------------------------------------------------------------------
                 None (Government Money Market)
 Nesher     None (Treasury Obligations Money Market)
----------------------------------------------------
                 None (Government Money Market)
 Cooney     None (Treasury Obligations Money Market)
----------------------------------------------------
                 None (Government Money Market)
  Doran     None (Treasury Obligations Money Market)
----------------------------------------------------
                 None (Government Money Market)                   None
Patterson   None (Treasury Obligations Money Market)
----------------------------------------------------
                 None (Government Money Market)
 Peters     None (Treasury Obligations Money Market)
----------------------------------------------------
                 None (Government Money Market)
 Storey     None (Treasury Obligations Money Market)
----------------------------------------------------
                 None (Government Money Market)
Sullivan    None (Treasury Obligations Money Market)
--------------------------------------------------------------------------------------

      *     Valuation date is December 31, 2001.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------------------------------------------------------------------------------
                                        Pension or                                     Total
                                   Retirement Benefits        Estimated          Compensation from
                  Aggregate         Accrued as Part of  Annual Benefits Upon    the Trust and Fund
  Name          Compensation           Fund Expenses          Retirement              Complex*
--------------------------------------------------------------------------------------------------
 Nesher             $    0                  N/A                  N/A                  $    0
--------------------------------------------------------------------------------------------------
 Cooney             $9,867                  N/A                  N/A                  $9,867
--------------------------------------------------------------------------------------------------
  Doran             $    0                  N/A                  N/A                  $    0
--------------------------------------------------------------------------------------------------
Patterson           $9,867                  N/A                  N/A                  $9,867
--------------------------------------------------------------------------------------------------
 Peters             $9,867                  N/A                  N/A                  $9,867
--------------------------------------------------------------------------------------------------
 Storey             $9,867                  N/A                  N/A                  $9,867
--------------------------------------------------------------------------------------------------
Sullivan            $9,867                  N/A                  N/A                  $9,867
--------------------------------------------------------------------------------------------------

      *     The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, Chartwell Dividend & Income Fund, Inc., CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First Focus Funds, Inc., HighMark Funds, The Japan Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and Turner Funds, each of which is an open-end management investment company managed by SEI Investments Global Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., is distributed by SEI

Investments Distribution Co.

JAMES R. FOGGO (DOB 06/30/64) -- President (since 2000) -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since
2000) -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary (since 1995) -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62) -- Vice President and Assistant Secretary (since 2001) -- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary (since
2000) -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 - 2000. Associate at Pepper Hamilton LLP, 1997 - 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol, 1995 - 1997.

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer (since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

JOHN C. MUNCH (DOB 05/07/71) -- Vice President and Assistant Secretary (since
2002) -- Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin, 1998-2001. Associate at Seward & Kissel, 1996-1998.

JOHN MUNERA (DOB 01/14/63) -- Vice President and Assistant Secretary (since
2002) -- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000). B.A. Political Science, University of Pennsylvania, 1986; MBA Temple University, 2000.

PERFORMANCE INFORMATION

From time to time, the Funds may include the Funds' yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Funds over a period of at least one, five, and ten years (up to the life of the Funds) (the ending date of the period will be stated). Total return of the Funds is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Funds' share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Funds' total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

CURRENT YIELD. The yield of the Funds refers to the annualized income generated by an investment in the Funds over a specified seven-day period. The yield is calculated by assuming that the income generated by the investment during that seven-day period is generated in each period over one year and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed investment. In particular, these yields will be calculated as follows:

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change during the period (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change during the period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1.

The effective yield reflects the reinvestment of net income earned daily on the Funds' assets.

CALCULATION OF TOTAL RETURN

The total return of the Funds refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Trust commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period. Total return is calculated separately for each class of shares of the Trust.

HISTORICAL PERFORMANCE. The Institutional Class and Administration Class of the Government Money Market Fund commenced operations on September 9, 2002 and February 24, 2003, respectively and therefore there is no performance history for the Government Money Market Fund. The Service Class of the Treasury Obligations Money Market Fund commenced operations on January 10, 2003 and therefore there is no performance history for the Treasury Obligations Money Market Fund.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY. The Funds intend to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify as a RIC, the Funds must distribute at least 90% of their net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year (the "Distribution Requirement"), if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (I) at least 90% of the Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Funds' assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Funds control or that are engaged in the same, similar or related trades or businesses.

The Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Funds must distribute to satisfy the Distribution Requirement. In some cases, the Funds may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their net realized capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Funds fail to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Funds' current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of the Funds as regulated investment companies if they determine such course of action to be beneficial to shareholders.

FUND DISTRIBUTIONS. Distributions of investment company taxable income will be taxable to Fund shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Funds' earnings and profits. The Funds anticipate that they will distribute substantially all of their investment company taxable income for each taxable year.

Because the Funds' income is derived primarily from interest rather than dividends, it is not expected that any Funds distribution will qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Funds in the year in which the dividends were declared. If you have not held Fund shares for a full year, the Funds may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during your period of investment in the Funds.

The Funds will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Funds during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OF FUND SHARES. Redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. However, because the Funds seek to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such amounts withheld from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. Resident Alien).

FEDERAL EXCISE TAX. If the Funds fail to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of their capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Funds will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon, but can make no assurances that distributions will be sufficient to avoid this tax.

STATE AND LOCAL TAXES. The Funds are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and the Funds expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. Since the Funds had not yet commenced operations, no such securities were held.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Funds for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.